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                              [LOGO] Nationwide(R)

                                       MFS
                                    VARIABLE
                                     ACCOUNT

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-719-6/04

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the MFS Variable Account.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the MFS Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 12. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 9, provide further disclosures about the variable account and its underlying contract provisions.

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--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         539,145 shares (cost $539,145) ................................   $    539,145

      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         2,624,034 shares (cost $45,021,200) ...........................     30,491,269

      Massachusetts Investors Trust - Class A (MFSInvTr)
         1,254,453 shares (cost $23,117,486) ...........................     19,983,432

      MFS(R) Bond Fund - Class A (MFSBdFd)
         1,349,523 shares (cost $16,775,839) ...........................     17,260,402

      MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
         203,398 shares (cost $9,600,685) ..............................      6,061,255

      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         6,257,689 shares (cost $84,092,757) ...........................     51,876,240

      MFS(R) High Income Fund - Class A (MFSHiInc)
         3,276,094 shares (cost $12,702,497) ...........................     12,580,201

      MFS(R) Research Fund - Class A (MFSRsrch)
         963,450 shares (cost $23,183,626) .............................     17,688,941

      MFS(R) Series Trust IV - MFS(R)Money Market Fund (MFSMyMkt)
         21,456,626 shares (cost $21,456,626) ..........................     21,456,626

      MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
         304,251 shares (cost $1,970,027) ..............................      2,023,267

      MFS(R) Total Return Fund - Class A (MFSTotRe)
         2,521,862 shares (cost $36,843,095)............................     38,584,493
                                                                           ------------
            Total investments ..........................................    218,545,271
   Accounts receivable .................................................             --
                                                                           ------------
            Total assets ...............................................    218,545,271
Accounts payable .......................................................        410,966
                                                                           ------------
Contract owners' equity (note 4) .......................................   $218,134,305
                                                                           ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MFS VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                         Total      GVITMyMkt    MFSGrStk     MFSInvTr
                                                     ------------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $  1,677,025      1,402            --       53,408
   Mortality and expense risk charges (note 2) ...     (1,471,692)    (3,711)     (204,545)    (132,042)
                                                     ------------    -------    ----------   ----------
      Net investment income (loss) ...............        205,333     (2,309)     (204,545)     (78,634)
                                                     ------------    -------    ----------   ----------

   Proceeds from mutual fund shares sold .........     23,990,732     88,923     3,186,975    1,706,338
   Cost of mutual fund shares sold ...............    (29,598,694)   (88,923)   (4,269,808)  (1,942,920)
                                                     ------------    -------    ----------   ----------
      Realized gain (loss) on investments ........     (5,607,962)        --    (1,082,833)    (236,582)
   Change in unrealized gain (loss)
      on investments .............................      9,361,670         --     1,917,779      640,109
                                                     ------------    -------    ----------   ----------
      Net gain (loss) on investments .............      3,753,708         --       834,946      403,527
                                                     ------------    -------    ----------   ----------
   Reinvested capital gains ......................             --         --            --           --
                                                     ------------    -------    ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $  3,959,041     (2,309)      630,401      324,893
                                                     ============    =======    ==========   ==========

                                                       MFSBdFd     MFSEmGro     MFSGrOpp     MFSHiInc
                                                     ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................      501,369           --           --      512,960
   Mortality and expense risk charges (note 2) ...     (120,341)     (40,123)    (346,082)     (89,049)
                                                     ----------   ----------   ----------   ----------
      Net investment income (loss) ...............      381,028      (40,123)    (346,082)     423,911
                                                     ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold .........    2,409,554      727,324    4,008,720    2,434,172
   Cost of mutual fund shares sold ...............   (2,412,883)  (1,286,753)  (6,804,952)  (3,017,973)
                                                     ----------   ----------   ----------   ----------
      Realized gain (loss) on investments ........       (3,329)    (559,429)  (2,796,232)    (583,801)
   Change in unrealized gain (loss)
      on investments .............................     (419,301)     884,966    4,501,908      154,281
                                                     ----------   ----------   ----------   ----------
      Net gain (loss) on investments .............     (422,630)     325,537    1,705,676     (429,520)
                                                     ----------   ----------   ----------   ----------
   Reinvested capital gains ......................           --           --           --           --
                                                     ----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........      (41,602)     285,414    1,359,594       (5,609)
                                                     ==========   ==========   ==========   ==========

                                                       MFSRsrch     MFSMyMkt    MFSStratIncA    MFSTotRe
                                                     -----------   ----------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................   $        --       68,219       65,958        473,709
   Mortality and expense risk charges (note 2) ...      (117,674)    (145,792)     (14,332)      (258,001)
                                                     -----------   ----------     --------     ----------
      Net investment income (loss) ...............      (117,674)     (77,573)      51,626        215,708
                                                     -----------   ----------     --------     ----------

   Proceeds from mutual fund shares sold .........     1,512,962    4,301,362      473,580      3,140,822
   Cost of mutual fund shares sold ...............    (1,741,938)  (4,301,362)    (450,976)    (3,280,206)
                                                     -----------   ----------     --------     ----------
      Realized gain (loss) on investments ........      (228,976)          --       22,604       (139,384)
   Change in unrealized gain (loss)
      on investments .............................     1,099,790           --      (78,368)       660,506
                                                     -----------   ----------     --------     ----------
      Net gain (loss) on investments .............       870,814           --      (55,764)       521,122
                                                     -----------   ----------     --------     ----------
   Reinvested capital gains ......................            --           --           --             --
                                                     -----------   ----------     --------     ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $   753,140      (77,573)      (4,138)       736,830
                                                     ===========   ==========     ========     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                             Total                 GVITMyMkt
                                                  --------------------------   ------------------
                                                      2004           2003        2004      2003
                                                  ------------   -----------   -------   --------
Investment activity:
   Net investment income (loss) ...............   $    205,333       487,937    (2,309)    (2,051)
   Realized gain (loss) on investments ........     (5,607,962)   (7,614,453)       --         --
   Change in unrealized gain (loss)
      on investments ..........................      9,361,670    26,867,009        --         --
   Reinvested capital gains ...................             --            --        --         --
                                                  ------------   -----------   -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      3,959,041    19,740,493    (2,309)    (2,051)
                                                  ------------   -----------   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      2,415,919     2,626,406     6,837     15,920
   Transfers between funds ....................             --            --   (29,296)        --
   Redemptions (note 3) .......................    (19,526,448)  (16,346,205)  (58,176)  (292,209)
   Annuity benefits ...........................       (163,217)     (189,276)       --         --
   Annual contract maintenance charges
      (note 2) ................................        (91,740)      (88,649)     (653)      (738)
   Contingent deferred sales charges
      (note 2) ................................        (16,460)      (20,369)       --         --
   Adjustments to maintain reserves ...........       (143,030)     (419,897)      (12)         2
                                                  ------------   -----------   -------   --------
         Net equity transactions ..............    (17,524,976)  (14,437,990)  (81,300)  (277,025)
                                                  ------------   -----------   -------   --------

Net change in contract owners' equity .........    (13,565,935)    5,302,503   (83,609)  (279,076)
Contract owners' equity beginning
   of period ..................................    231,700,240   224,567,767   622,747    942,736
                                                  ------------   -----------   -------   --------
Contract owners' equity end of period .........   $218,134,305   229,870,270   539,138    663,660
                                                  ============   ===========   =======   ========

CHANGES IN UNITS:
   Beginning units ............................      2,765,940     3,206,984    23,039     34,637
                                                  ------------   -----------   -------   --------
   Units purchased ............................        134,670       177,257       253        586
   Units redeemed .............................       (380,072)     (405,210)   (3,265)   (10,770)
                                                  ------------   -----------   -------   --------
   Ending units ...............................      2,520,538     2,979,031    20,027     24,453
                                                  ============   ===========   =======   ========

                                                          MFSGrStk                  MFSInvTr
                                                  -----------------------   -----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............     (204,545)    (196,533)     (78,634)     (88,698)
   Realized gain (loss) on investments ........   (1,082,833)  (1,632,479)    (236,582)    (277,532)
   Change in unrealized gain (loss)
      on investments ..........................    1,917,779    5,249,340      640,109    1,786,946
   Reinvested capital gains ...................           --           --           --           --
                                                  ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      630,401    3,420,328      324,893    1,420,716
                                                  ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      325,762      429,191      394,229      289,388
   Transfers between funds ....................      (40,415)      87,152       70,464     (175,732)
   Redemptions (note 3) .......................   (2,391,045)  (2,263,899)  (1,666,678)  (1,089,968)
   Annuity benefits ...........................      (17,179)     (20,863)      (8,263)     (10,424)
   Annual contract maintenance charges
      (note 2) ................................      (11,575)     (11,117)      (6,356)      (6,081)
   Contingent deferred sales charges
      (note 2) ................................       (1,089)      (1,420)        (570)      (1,670)
   Adjustments to maintain reserves ...........        1,209      (11,389)     (11,685)     (50,383)
                                                  ----------   ----------   ----------   ----------
         Net equity transactions ..............   (2,134,332)  (1,792,345)  (1,228,859)  (1,044,870)
                                                  ----------   ----------   ----------   ----------

Net change in contract owners' equity .........   (1,503,931)   1,627,983     (903,966)     375,846
Contract owners' equity beginning
   of period ..................................   32,004,238   30,538,086   20,874,402   18,675,366
                                                  ----------   ----------   ----------   ----------
Contract owners' equity end of period .........   30,500,307   32,166,069   19,970,436   19,051,212
                                                  ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      203,242      236,246      167,181      179,905
                                                  ----------   ----------   ----------   ----------
   Units purchased ............................        8,951        8,452        5,146        5,796
   Units redeemed .............................      (22,348)     (23,262)     (15,130)     (15,591)
                                                  ----------   ----------   ----------   ----------
   Ending units ...............................      189,845      221,436      157,197      170,110
                                                  ==========   ==========   ==========   ==========

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           MFSBdFd                  MFSEmGro
                                                  ------------------------   ---------------------
                                                      2004         2003         2004        2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   381,028      470,060     (40,123)    (33,647)
   Realized gain (loss) on investments ........        (3,329)     (97,083)   (559,429)   (670,658)
   Change in unrealized gain (loss)
      on investments ..........................      (419,301)   1,124,967     884,966   1,532,703
   Reinvested capital gains ...................            --           --          --          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       (41,602)   1,497,944     285,414     828,398
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       224,422      226,942      50,479     116,281
   Transfers between funds ....................      (406,009)     599,443     248,217    (160,156)
   Redemptions (note 3) .......................    (1,975,097)  (1,950,471)   (672,722)   (408,535)
   Annuity benefits ...........................       (23,119)     (40,723)         --          --
   Annual contract maintenance charges
      (note 2) ................................        (5,141)      (5,560)     (4,370)     (3,828)
   Contingent deferred sales charges
      (note 2) ................................          (326)      (2,000)       (459)       (670)
   Adjustments to maintain reserves ...........       (30,826)       9,298         119        (652)
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............    (2,216,096)  (1,163,071)   (378,736)   (457,560)
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........    (2,257,698)     334,873     (93,322)    370,838
Contract owners' equity beginning
   of period ..................................    19,396,025   21,024,725   6,154,728   5,220,424
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $17,138,327   21,359,598   6,061,406   5,591,262
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................       296,930      347,226     185,347     204,479
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................         5,078       23,758      10,909       8,266
   Units redeemed .............................       (38,289)     (41,340)    (21,965)    (25,942)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................       263,719      329,644     174,291     186,803
                                                  ===========   ==========   =========   =========

                                                          MFSGrOpp                 MFSHiInc
                                                  -----------------------   -----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............     (346,082)    (306,131)     423,911      470,286
   Realized gain (loss) on investments ........   (2,796,232)  (3,390,196)    (583,801)    (440,387)
   Change in unrealized gain (loss)
      on investments ..........................    4,501,908   10,605,494      154,281    1,462,326
   Reinvested capital gains ...................           --           --           --           --
                                                  ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    1,359,594    6,909,167       (5,609)   1,492,225
                                                  ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      272,960      242,527      186,150      510,411
   Transfers between funds ....................      123,348     (428,612)    (850,898)     259,992
   Redemptions (note 3) .......................   (3,685,207)  (1,969,073)  (1,189,189)    (851,333)
   Annuity benefits ...........................      (24,729)     (33,092)     (18,293)     (15,933)
   Annual contract maintenance charges
      (note 2) ................................      (27,275)     (25,306)      (6,097)      (5,783)
   Contingent deferred sales charges
      (note 2) ................................       (2,252)      (2,899)        (908)      (1,099)
   Adjustments to maintain reserves ...........      (32,429)    (177,234)     (92,655)     (10,776)
                                                  ----------   ----------   ----------   ----------
      Net equity transactions .................   (3,375,584)  (2,393,689)  (1,971,890)    (114,521)
                                                  ----------   ----------   ----------   ----------

Net change in contract owners' equity .........   (2,015,990)   4,515,478   (1,977,499)   1,377,704
Contract owners' equity beginning
   of period ..................................   53,662,803   46,310,241   14,461,426   12,577,512
                                                  ----------   ----------   ----------   ----------
Contract owners' equity end of period .........   51,646,813   50,825,719   12,483,927   13,955,216
                                                  ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      404,312      440,691      195,093      205,289
                                                  ----------   ----------   ----------   ----------
   Units purchased ............................        6,166        8,489        7,137       14,412
   Units redeemed .............................      (31,078)     (28,782)     (33,396)     (15,837)
                                                  ----------   ----------   ----------   ----------
   Ending units ...............................      379,400      420,398      168,834      203,864
                                                  ==========   ==========   ==========   ==========

                                                                     (Continued)

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          MFSRsrch                   MFSMyMkt
                                                  ------------------------   -----------------------
                                                      2004         2003         2004         2003
                                                  -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $  (117,674)    (110,311)     (77,573)     (90,420)
   Realized gain (loss) on investments ........      (228,976)    (538,153)          --           --
   Change in unrealized gain (loss) on
      investments .............................     1,099,790    2,291,042           --           --
   Reinvested capital gains ...................            --           --           --           --
                                                  -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       753,140    1,642,578      (77,573)     (90,420)
                                                  -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................       144,183      142,135      322,147      281,600
   Transfers between funds ....................       310,760     (493,398)     259,110     (337,116)
   Redemptions (note 3) .......................    (1,469,021)  (1,206,555)  (2,922,469)  (3,726,769)
   Annuity benefits ...........................       (12,971)     (12,739)     (22,418)     (20,315)
   Annual contract maintenance charges
      (note 2) ................................        (5,608)      (5,267)     (13,125)     (14,001)
   Contingent deferred sales charges
      (note 2) ................................          (481)      (3,512)        (765)      (4,265)
   Adjustments to maintain reserves ...........         6,136      (26,759)       8,272     (108,731)
                                                  -----------   ----------   ----------   ----------
         Net equity transactions ..............    (1,027,002)  (1,606,095)  (2,369,248)  (3,929,597)
                                                  -----------   ----------   ----------   ----------

Net change in contract owners' equity .........      (273,862)      36,483   (2,446,821)  (4,020,017)
Contract owners' equity beginning
   of period ..................................    17,975,069   17,482,638   23,913,831   31,608,548
                                                  -----------   ----------   ----------   ----------
Contract owners' equity end of period .........   $17,701,207   17,519,121   21,467,010   27,588,531
                                                  ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................       127,603      152,177      670,503      877,297
                                                  -----------   ----------   ----------   ----------
   Units purchased ............................         4,105        2,857       69,315       69,745
   Units redeemed .............................       (11,143)     (16,133)    (137,606)    (176,769)
                                                  -----------   ----------   ----------   ----------
   Ending units ...............................       120,565      138,901      602,212      770,273
                                                  ===========   ==========   ==========   ==========

                                                       MFSStratIncA              MFSTotRe
                                                  ---------------------   -----------------------
                                                     2004        2003        2004         2003
                                                  ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      51,626      55,863      215,708      319,519
   Realized gain (loss) on investments ........      22,604      10,376     (139,384)    (578,341)
   Change in unrealized gain (loss) on
      investments .............................     (78,368)    121,936      660,506    2,692,255
   Reinvested capital gains ...................          --          --           --           --
                                                  ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (4,138)    188,175      736,830    2,433,433
                                                  ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................      61,204      20,935      427,546      351,076
   Transfers between funds ....................      42,368     203,428      272,351      444,999
   Redemptions (note 3) .......................    (468,468)   (258,326)  (3,028,376)  (2,329,067)
   Annuity benefits ...........................      (1,542)     (1,453)     (34,703)     (33,734)
   Annual contract maintenance charges
      (note 2) ................................      (1,024)       (901)     (10,516)     (10,067)
   Contingent deferred sales charges
      (note 2) ................................      (2,415)       (147)      (7,195)      (2,687)
   Adjustments to maintain reserves ...........      (1,233)       (323)      10,074      (42,950)
                                                  ---------   ---------   ----------   ----------
         Net equity transactions ..............    (371,110)    (36,787)  (2,370,819)  (1,622,430)
                                                  ---------   ---------   ----------   ----------

Net change in contract owners' equity .........    (375,248)    151,388   (1,633,989)     811,003
Contract owners' equity beginning
   of period ..................................   2,397,685   2,255,005   40,237,286   37,932,486
                                                  ---------   ---------   ----------   ----------
Contract owners' equity end of period .........   2,022,437   2,406,393   38,603,297   38,743,489
                                                  =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     196,195     207,129      296,495      321,908
                                                  ---------   ---------   ----------   ----------
   Units purchased ............................      10,591      21,884        7,019       13,012
   Units redeemed .............................     (40,990)    (24,247)     (24,862)     (26,537)
                                                  ---------   ---------   ----------   ----------
   Ending units ...............................     165,796     204,766      278,652      308,383
                                                  =========   =========   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

     (b)  The Contracts

          Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

               Portfolio of the Gartmore Variable Insurance Trust (Gartmore
               GVIT) (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)

               Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

               Massachusetts Investors Trust - Class A (MFSInvTr)

               MFS(R) Bond Fund - Class A (MFSBdFd)

               MFS(R) Emerging Growth Fund - Class A (MFSEmGro)

               MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

               MFS(R) High Income Fund - Class A (MFSHiInc)

               MFS(R) Research Fund - Class A (MFSRsrch)

               MFS(R) Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)

               MFS(R) Strategic Income Fund - Class A (MFSStratIncA)

               MFS(R) Total Return Fund - Class A (MFSTotRe)

          At June 30, 2004, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

         MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owners' contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

              MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

     The following table provides mortality and expense risk charges by asset fee rate for the six-month period ended June 30, 2004:

                        Total     GVITMyMkt   MFSGrStk    MFSInvTr   MFSBdFd   MFSEmGro   MFSGrOpp   MFSHiInc
                     ----------   ---------   --------    --------   -------   --------   --------   --------
     1.00% .......   $      313        --           --          --        61        --          66        86
     1.30% .......    1,471,379     3,711      204,545     132,042   120,280    40,123     346,016    88,963
                     ----------     -----      -------     -------   -------    ------     -------    ------
        Totals ...   $1,471,692     3,711      204,545     132,042   120,341    40,123     346,082    89,049
                     ==========     =====      =======     =======   =======    ======     =======    ======


                     MFSRsrch   MFSMyMkt   MFSStratIncA   MFSTotRe
                     --------   --------   ------------   --------
     1.00% .......   $    100         --          --            --
     1.30% .......    117,574    145,792      14,332       258,001
                     --------    -------      ------       -------
        Totals ...   $117,674    145,792      14,332       258,001
                     ========    =======      ======       =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $834,536 and $1,369,957, respectively, and total transfers from the Account to the fixed account were $1,936,065 and $1,258,518, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

         MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and the contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated.

                                      Contract                                            Investment
                                       Expense                 Unit         Contract        Income       Total
                                        Rate*     Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   -----------   --------------   ----------   ---------
     Gartmore GVIT Money Market Fund - Class I
        Tax qualified spectrum
           2004 ...................     1.30%     10,040   $ 26.911844     $   270,195       0.24%       -0.40%
           2003 ...................     1.30%     11,540     27.130915         313,091       0.35%       -0.28%
           2002 ...................     1.30%     14,841     27.227752         404,087       0.60%       -0.03%
           2001 ...................     1.30%     16,466     27.075452         445,824       2.37%        1.65%
           2000 ...................     1.30%     17,736     25.998612         461,111       2.91%        2.15%
        Non-tax qualified spectrum
           2004 ...................     1.30%      9,987     26.929344         268,943       0.24%       -0.40%
           2003 ...................     1.30%     12,913     27.148559         350,569       0.35%       -0.28%
           2002 ...................     1.30%     20,606     27.245461         561,420       0.60%       -0.03%
           2001 ...................     1.30%     21,679     27.093059         587,350       2.37%        1.65%
           2000 ...................     1.30%     20,843     26.015520         542,241       2.91%        2.15%

     Massachusetts Investors Growth Stock Fund - Class A
        Non-tax qualified
           2001 ...................     1.00%        312    201.415153          62,842       0.00%      -17.05%
           2000 ...................     1.00%        354    272.335877          96,407       0.00%        3.03%
        Tax qualified spectrum
           2004 ...................     1.30%    150,107    164.386092      24,675,503       0.00%        1.98%
           2003 ...................     1.30%    171,594    149.065576      25,578,758       0.00%       11.95%
           2002 ...................     1.30%    201,471    153.220169      30,869,421       0.00%      -18.68%
           2001 ...................     1.30%    236,501    209.729971      49,601,348       0.00%      -17.17%
           2000 ...................     1.30%    280,685    285.169979      80,042,936       0.00%        2.87%
        Non-tax qualified spectrum
           2004 ...................     1.30%     38,032    139.490002       5,305,084       0.00%        1.98%
           2003 ...................     1.30%     48,135    126.489757       6,088,584       0.00%       11.95%
           2002 ...................     1.30%     61,100    130.015143       7,943,923       0.00%      -18.68%
           2001 ...................     1.30%     77,591    178.424268      13,844,117       0.00%      -17.17%
           2000 ...................     1.30%     97,096    241.981302      23,495,416       0.00%        2.87%
        Non-tax qualified spectrum (81-225)
           2004 ...................     1.30%      1,706    151.956373         259,238       0.00%        1.98%
           2003 ...................     1.30%      1,707    137.794285         235,215       0.00%       11.95%
           2002 ...................     1.30%      3,823    141.634730         541,470       0.00%      -18.68%
           2001 ...................     1.30%      4,034    194.370227         784,089       0.00%      -17.17%
           2000 ...................     1.30%      4,063    263.607419       1,071,037       0.00%        2.87%

     Massachusetts Investors Trust - Class A
        Tax qualified spectrum
           2004 ...................     1.30%    121,531    128.987596      15,675,992       0.26%        1.60%
           2003 ...................     1.30%    129,377    113.765458      14,718,634       0.16%        8.03%
           2002 ...................     1.30%    150,016    118.794562      17,821,085       0.09%      -13.16%
           2001 ...................     1.30%    169,019    147.400461      24,913,479       0.00%      -10.93%
           2000 ...................     1.30%    194,137    168.264594      32,666,383       0.06%        0.02%
        Non-tax qualified spectrum
           2004 ...................     1.30%     35,373    115.732873       4,093,819       0.26%        1.60%
           2003 ...................     1.30%     40,042    102.074958       4,087,285       0.16%        8.03%
           2002 ...................     1.30%     43,279    106.587270       4,612,990       0.09%      -13.16%
           2001 ...................     1.30%     52,643    132.253628       6,962,228       0.00%      -10.93%
           2000 ...................     1.30%     57,419    150.973766       8,668,763       0.06%        0.02%
        Non-tax qualified spectrum (81-225)
           2004 ...................     1.30%        293    122.954704          36,026       0.26%        1.60%
           2003 ...................     1.30%        691    108.444517          74,935       0.16%        8.03%
           2002 ...................     1.30%        692    113.238401          78,361       0.09%      -13.16%
           2001 ...................     1.30%        943    140.506379         132,498       0.00%      -10.93%
           2000 ...................     1.30%        981    160.394663         157,347       0.06%        0.02%

              MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                            Investment
                                       Expense                 Unit         Contract        Income       Total
                                        Rate*     Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   -----------   --------------   ----------   ---------
     MFS(R) Bond Fund - Class A
        Non-tax qualified
           2004 ...................     1.00%         55   $ 76.802218    $      4,224       2.74%       -0.19%
           2003 ...................     1.00%         55     76.177576           4,190       2.88%        7.28%
           2002 ...................     1.00%         55     66.730245           3,670       3.06%        1.08%
           2001 ...................     1.00%         55     63.639832           3,500       3.45%        2.85%
           2000 ...................     1.00%         56     58.671102           3,286       3.63%        2.11%
        Tax qualified spectrum
           2004 ...................     1.30%    166,942     64.388770      10,749,190       2.74%       -0.34%
           2003 ...................     1.30%    218,065     64.059474      13,969,129       2.88%        7.12%
           2002 ...................     1.30%    219,244     56.286494      12,340,476       3.06%        0.93%
           2001 ...................     1.30%    229,089     53.842364      12,334,693       3.45%        2.69%
           2000 ...................     1.30%    258,371     49.788875      12,864,001       3.63%        1.96%
        Non-tax qualified spectrum
           2004 ...................     1.30%     95,966     64.336155       6,174,083       2.74%       -0.34%
           2003 ...................     1.30%    110,747     64.007128       7,088,597       2.88%        7.12%
           2002 ...................     1.30%    104,179     56.240500       5,859,079       3.06%        0.93%
           2001 ...................     1.30%    110,457     53.770782       5,939,359       3.45%        2.69%
           2000 ...................     1.30%    131,306     49.748189       6,532,236       3.63%        1.96%
        Non-tax qualified spectrum (81-225)
           2004 ...................     1.30%        756     64.587737          48,828       2.74%       -0.34%
           2003 ...................     1.30%        777     64.257424          49,928       2.88%        7.12%
           2002 ...................     1.30%        779     56.460424          43,983       3.06%        0.93%
           2001 ...................     1.30%        782     54.008744          42,235       3.45%        2.69%
           2000 ...................     1.30%        784     49.942720          39,155       3.63%        1.96%

     MFS(R) Emerging Growth Fund - Class A
           2004 ...................     1.30%    174,291     34.764736       6,059,181       0.00%        4.73%
           2003 ...................     1.30%    186,803     29.915682       5,588,339       0.00%       17.23%
        Tax qualified spectrum
           2002 ...................     1.30%    227,599     29.905102       6,806,371       0.00%      -25.32%
           2001 ...................     1.30%    274,411     46.959378      12,886,170       0.00%      -14.14%
           2000 ...................     1.30%    306,824     76.693568      23,531,427       0.00%        3.28%
        Non-tax qualified spectrum (81-225)
           2002 ...................     1.30%         62     29.905102           1,854       0.00%      -25.32%
           2001 ...................     1.30%         62     46.959367           2,911       0.00%      -14.14%
           2000 ...................     1.30%        161     76.693568          12,348       0.00%        3.28%

     MFS(R) Growth Opportunities Fund - Class A
        Non-tax qualified
           2002 ...................     1.00%        495    132.800974          65,736       0.00%      -20.91%
           2001 ...................     1.00%        863    186.848010         161,250       0.04%      -17.02%
           2000 ...................     1.00%        831    271.129654         225,309       0.00%        5.75%
        Tax qualified spectrum
           2004 ...................     1.30%    307,321    139.121217      42,754,872       0.00%        2.57%
           2003 ...................     1.30%    342,999    123.271198      42,281,898       0.00%       15.44%
           2002 ...................     1.30%    381,501    121.459534      46,336,934       0.00%      -21.03%
           2001 ...................     1.30%    439,240    171.410285      75,290,254       0.04%      -17.14%
           2000 ...................     1.30%    502,068    249.483130     125,257,496       0.00%        5.59%
        Non-tax qualified spectrum
           2004 ...................     1.30%     64,841    118.175530       7,662,620       0.00%        2.57%
           2003 ...................     1.30%     69,574    104.711837       7,285,221       0.00%       15.44%
           2002 ...................     1.30%     79,478    103.172935       8,199,979       0.00%      -21.03%
           2001 ...................     1.30%     90,695    145.603254      13,205,487       0.04%      -17.14%
           2000 ...................     1.30%    105,571    211.921683      22,372,784       0.00%        5.59%
        Non-tax qualified spectrum (81-225)
           2004 ...................     1.30%      7,238    130.393402         943,787       0.00%        2.57%
           2003 ...................     1.30%      7,825    115.537726         904,083       0.00%       15.44%
           2002 ...................     1.30%      8,185    113.839727         931,778       0.00%      -21.03%
           2001 ...................     1.30%      8,924    160.656803       1,433,701       0.04%      -17.14%
           2000 ...................     1.30%      9,590    233.831729       2,242,446       0.00%        5.59%

                                                                     (Continued)

         MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                            Investment
                                       Expense                 Unit         Contract        Income       Total
                                        Rate*     Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   -----------   --------------   ----------   ---------
     MFS(R) High Income Fund - Class A
        Non-tax qualified
           2004 ...................     1.00%        202   $ 85.515783     $    17,274       3.81%        0.18%
           2003 ...................     1.00%        202     78.713294          15,900       4.19%       12.06%
           2002 ...................     1.00%        202     67.723166          13,680       4.74%       -3.82%
           2001 ...................     1.00%        216     71.020288          15,340       5.38%        1.09%
           2000 ...................     1.00%        217     76.104073          16,515       4.90%       -0.30%
        Tax qualified spectrum
           2004 ...................     1.30%    111,088     73.279578       8,140,482       3.81%        0.03%
           2003 ...................     1.30%    133,030     67.655738       9,000,243       4.19%       11.90%
           2002 ...................     1.30%    141,412     58.387390       8,256,678       4.74%       -3.96%
           2001 ...................     1.30%    157,240     61.415560       9,656,983       5.38%        0.94%
           2000 ...................     1.30%    190,970     66.011068      12,606,134       4.90%       -0.45%
        Non-tax qualified spectrum
           2004 ...................     1.30%     54,498     72.167852       3,933,004       3.81%        0.03%
           2003 ...................     1.30%     67,583     66.629330       4,503,010       4.19%       11.90%
           2002 ...................     1.30%     60,181     57.501595       3,460,503       4.74%       -3.96%
           2001 ...................     1.30%     71,874     60.483825       4,347,214       5.38%        0.94%
           2000 ...................     1.30%     96,591     65.009614       6,279,344       4.90%       -0.45%
        Non-tax qualified spectrum (81-225)
           2004 ...................     1.30%      3,046     73.279578         223,210       3.81%        0.03%
           2003 ...................     1.30%      3,049     67.655738         206,282       4.19%       11.90%
           2002 ...................     1.30%      3,225     58.387388         188,299       4.74%       -3.96%
           2001 ...................     1.30%      3,614     59.606192         215,417       5.38%        0.94%
           2000 ...................     1.30%      3,617     66.011068         238,762       4.90%       -0.45%

     MFS(R) Research Fund - Class A
        Tax qualified spectrum
           2004 ...................     1.30%     89,636    150.242665      13,467,152       0.00%        4.29%
           2003 ...................     1.30%    104,786    128.950397      13,512,196       0.00%       10.03%
           2002 ...................     1.30%    129,450    133.579962      17,291,926       0.00%      -15.39%
           2001 ...................     1.30%    148,489    175.999045      26,133,922       0.00%      -13.74%
           2000 ...................     1.30%    170,017    228.434197      38,837,697       0.00%        5.41%
        Non-tax qualified spectrum
           2004 ...................     1.30%     30,073    131.277437       3,947,906       0.00%        4.29%
           2003 ...................     1.30%     33,217    112.672907       3,742,656       0.00%       10.03%
           2002 ...................     1.30%     43,075    116.718072       5,027,631       0.00%      -15.39%
           2001 ...................     1.30%     50,747    153.782558       7,804,003       0.00%      -13.74%
           2000 ...................     1.30%     57,308    199.598783      11,438,607       0.00%        5.41%
        Non-tax qualified spectrum (81-225)
           2004 ...................     1.30%        856    148.488931         127,107       0.00%        4.29%
           2003 ...................     1.30%        898    127.445210         114,446       0.00%       10.03%
           2002 ...................     1.30%        899    132.020728         118,687       0.00%      -15.39%
           2001 ...................     1.30%        900    173.944661         156,550       0.00%      -13.74%
           2000 ...................     1.30%      1,216    225.767780         274,534       0.00%        5.41%

     MFS(R) Series Trust IV - MFS(R) Money Market Fund
        Non-tax qualified
           2004 ...................     1.30%     17,587     35.239766         619,762       0.30%       -0.34%
           2003 ...................     1.30%     19,110     35.505040         678,501       0.36%       -0.30%
           2002 ...................     1.00%      1,493     42.467491          63,404       0.65%        0.16%
           2001 ...................     1.00%      1,518     42.061458          63,849       2.33%        1.85%
           2000 ...................     1.00%      1,494     40.276063          60,172       2.72%        2.25%
        Tax qualified spectrum
           2004 ...................     1.30%    396,093     35.215297      13,948,533       0.30%       -0.34%
           2003 ...................     1.30%    520,858     35.480387      18,480,243       0.36%       -0.30%
           2002 ...................     1.30%    607,852     35.618119      21,650,545       0.65%        0.01%
           2001 ...................     1.30%    686,889     35.384502      24,305,225       2.33%        1.70%
           2000 ...................     1.30%    747,614     33.985089      25,407,728       2.72%        2.10%
        Non-tax qualified spectrum
           2004 ...................     1.30%    188,532     35.239766       6,643,824       0.30%       -0.34%
           2003 ...................     1.30%    230,305     35.505040       8,176,988       0.36%       -0.30%
           2002 ...................     1.30%    332,757     35.642868      11,860,414       0.65%        0.01%
           2001 ...................     1.30%    409,758     35.409089      14,509,157       2.33%        1.70%
           2000 ...................     1.30%    437,754     34.008704      14,887,446       2.72%        2.10%

              MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                            Investment
                                       Expense                 Unit         Contract        Income       Total
                                        Rate*     Units     Fair Value   Owners' Equity      Ratio**    Return***
                                      --------   -------   -----------   --------------   ----------   ---------
     MFS(R) Strategic Income Fund - Class A
           2004 ...................     1.30%    165,796   $ 12.007860    $  1,990,855       2.98%       -0.31%
           2003 ...................     1.30%    204,766     11.581544       2,371,506       3.06%        7.98%
           2002 ...................     1.30%    207,618     10.169300       2,111,330       3.50%        0.49%
        Tax qualified spectrum
           2001 ...................     1.30%     43,724     49.023974       2,143,524       0.00%       -0.65%
           2000 ...................     1.30%     55,673     49.250536       2,741,925       0.00%       -0.12%
        Non-tax qualified spectrum
           2001 ...................     1.30%      6,450     47.795203         308,279       0.00%       -0.65%
           2000 ...................     1.30%      7,606     48.016081         365,210       0.00%       -0.12%
        Non-tax qualified spectrum (81-225)
           2001 ...................     1.30%        310     48.947787          15,174       0.00%       -0.65%
           2000 ...................     1.30%        366     49.173978          17,998       0.00%       -0.12%

     MFS(R) Total Return Fund - Class A
        Tax qualified spectrum
           2004 ...................     1.30%    197,459    138.722335      27,391,974       1.20%        1.88%
           2003 ...................     1.30%    221,173    125.982107      27,863,841       1.47%        6.71%
           2002 ...................     1.30%    255,099    123.748510      31,568,121       1.45%       -2.30%
           2001 ...................     1.30%    270,035    127.725222      34,490,280       0.54%       -1.10%
           2000 ...................     1.30%    296,686    113.878290      33,786,094       1.67%        3.60%
        Non-tax qualified spectrum
           2004 ...................     1.30%     80,958    134.278594      10,870,926       1.20%        1.88%
           2003 ...................     1.30%     86,894    121.946479      10,596,417       1.47%        6.71%
           2002 ...................     1.30%     95,236    119.784431      11,407,790       1.45%       -2.30%
           2001 ...................     1.30%    105,323    123.450223      13,002,148       0.54%       -1.10%
           2000 ...................     1.30%    105,885    110.230386      11,671,744       1.67%        3.60%
        Non-tax qualified spectrum (81-225)
           2004 ...................     1.30%        235    137.372748          32,283       1.20%        1.88%
           2003 ...................     1.30%        316    124.756468          39,423       1.47%        6.71%
           2002 ...................     1.30%        317    122.544600          38,847       1.45%       -2.30%
           2001 ...................     1.30%        797    126.482620         100,807       0.54%       -1.10%
           2000 ...................     1.30%        798    112.770402          89,991       1.67%        3.60%
                                                                          ------------

     2004 Reserves for annuity contracts in payout phase: ............       1,798,428
                                                                          ------------
     2004 Contract owners' equity ....................................    $218,134,305
                                                                          ============

     2003 Reserves for annuity contracts in payout phase: ............       1,950,162
                                                                          ------------
     2003 Contract owners' equity ....................................    $229,870,270
                                                                          ============

     2002 Reserves for annuity contracts in payout phase: ............       2,380,677
                                                                          ------------
     2002 Contract owners' equity ....................................    $258,861,149
                                                                          ============

     2001 Reserves for annuity contracts in payout phase: ............       3,351,970
                                                                          ------------
     2001 Contract owners' equity ....................................    $359,253,177
                                                                          ============

     2000 Reserves for annuity contracts in payout phase: ............       4,340,708
                                                                          ------------
     2000 Contract owners' equity ....................................    $503,342,738
                                                                          ============

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six month period indicated or from the effective date through the end of the six month period.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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